SHAREHOLDERS' EQUITY (Ordinary Shares) (Narrative) (Details) (ILS)	1 Months Ended
	Aug. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Reverse stock split, shares exchanged for one share of common stock	15
Ordinary shares, authorized		150,000,000	150,000,000
Ordinary shares, par value		15	15
Ordinary shares, issued		58,120,000	47,956,000
Ordinary shares, outstanding		58,034,000	47,870,000
Treasury stock, shares		86,000	86,000